GOODWILL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) [1]
Goodwill [Roll Forward]
Balance as of December 31, 2022	$ 52,494
Addition from acquisition	115,211
Measurement period adjustments (see Note 17)	1,829
Balance as of December 31, 2023	169,534
Commercial [Member]
Goodwill [Roll Forward]
Balance as of December 31, 2022	35,420
Addition from acquisition	115,211
Measurement period adjustments (see Note 17)	1,829
Balance as of December 31, 2023	152,460
Defense [Member]
Goodwill [Roll Forward]
Balance as of December 31, 2022	17,074
Addition from acquisition	0
Measurement period adjustments (see Note 17)	0
Balance as of December 31, 2023	$ 17,074

[1]	Net of accumulated impairment losses of $62,179.